SEGMENT REPORTING	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
SEGMENT REPORTING

17.  SEGMENT REPORTING

GFL’s main lines of business are the transporting, managing, and recycling of solid and liquid waste and infrastructure and soil remediation services. GFL is divided into operating segments corresponding to the following lines of business: Solid waste, which includes hauling, landfill, transfer and MRFs; Infrastructure and soil remediation; and Liquid waste. Inter-segment transfers are made at market prices.

The operating segments are presented in accordance with the same criteria used for the internal report prepared for the chief operating decision-maker (“CODM”) who is responsible for allocating the resources and assessing the performance of the operating segments. The CODM assesses the performance of the segments on several factors, including gross revenue, intercompany revenue, revenue and adjusted EBITDA. GFL’s CODM is the Chief Executive Officer.

The Solid waste segment follows a national internal reporting structure, and each country is considered a separate operating segment by the CODM.

The following tables present GFL’s revenue and Adjusted EBITDA by operating segment for the periods indicated. Gross revenue is calculated based on revenue before intercompany revenue eliminations.

	Year ended December 31, 2021
	Gross	Intercompany		Adjusted
	Revenue	Revenue	Revenue	EBITDA
Solid waste
Canada	$1,610.5	$(199.6)	$1,410.9	$411.5
USA	3,387.6	(394.9)	2,992.7	948.6
Solid waste	4,998.1	(594.5)	4,403.6	1,360.1
Infrastructure and soil remediation	529.5	(10.0)	519.5	92.2
Liquid waste	679.7	(77.3)	602.4	147.5
Corporate	—	—	—	(136.1)
	$6,207.3	$(681.8)	$5,525.5	$1,463.7

	Year ended December 31, 2020
	Gross	Intercompany		Adjusted
	Revenue	Revenue	Revenue(1)	EBITDA(2)
Solid waste
Canada	$1,416.3	$(187.0)	$1,229.3	$338.2
USA	2,262.0	(236.2)	2,025.8	639.2
Solid waste	3,678.3	(423.2)	3,255.1	977.4
Infrastructure and soil remediation	538.2	(10.9)	527.3	91.6
Liquid waste	457.3	(43.5)	413.8	97.9
Corporate	—	—	—	(90.2)
	$4,673.8	$(477.6)	$4,196.2	$1,076.7

Refer to Note 2 for additional details on the reclassifications outlined below:

(1)	Includes reclassification of $1.5 million from Solid waste - Canada into Liquid waste.
(2)	Includes reclassification of $0.4 million from Solid waste - Canada into Liquid waste.

The following table presents GFL’s reconciliation of Adjusted EBITDA to net loss for the periods indicated:

	December 31, 2021	December 31, 2020
Adjusted EBITDA	$1,463.7	$1,076.7
Less:
Depreciation and amortization	931.8	810.6
Amortization of intangible assets	461.2	427.0
Interest and other finance costs	434.1	597.6
Loss (gain) on foreign exchange	16.2	(37.3)
Loss on sale of property and equipment	1.9	4.6
Mark-to-market loss on fuel hedges	—	1.8
Mark-to-market loss on Purchase Contracts	349.6	449.2
Share-based payments	45.7	37.9
Gain on divestiture	(153.3)	—
Impairment and other charges	—	21.4
Transaction costs	64.2	60.1
IPO transaction costs	—	46.2
Acquisition, rebranding and other integration costs	25.1	11.4
Deferred purchase consideration	—	2.0
Income tax recovery	(106.0)	(253.4)
Net loss	$(606.8)	$(1,102.4)

Geographical information

Revenue from external customers and non-current assets can be analyzed according to the following geographic areas:

	Revenue		Non-current assets
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Canada	$2,350.7	$1,996.1	$6,145.4	$4,917.2
USA	3,174.8	2,200.1	10,732.6	9,784.6
	$5,525.5	$4,196.2	$16,878.0	$14,701.8

Goodwill and indefinite life intangible assets by operating segment

The carrying amount of goodwill and indefinite life intangible assets allocated to the operating segments for impairment testing purposes is as follows:

	December 31, 2021	December 31, 2020
Solid waste
Canada	$1,934.7	$1,734.4
USA	5,328.8	4,738.0
Infrastructure and soil remediation	248.5	240.0
Liquid waste	801.0	429.4
	$8,313.0	$7,141.8